FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

The Company measures the contingent payment obligations payable, if any, in connection with acquisitions ("Contingent Considerations"), foreign currency derivative contracts and other derivative instruments at fair value. Foreign currency derivative contracts are classified within Level II as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Contingent Considerations related to acquisitions and liability presented at fair value are classified within Level III as the valuation inputs are based on significant inputs not observable in the market.

There have been no transfers between fair value measurements levels during the years ended December 31, 2016, 2015 and 2014.

The below table sets forth the Company's assets and liabilities that were measured at fair value as of December 31, 2016 and 2015 by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2016
	Level 1	Level 2	Level 3	Total

Liabilities:
Contingent consideration related to acquisitions	$-	$-	$271	$271
Foreign exchange contracts	-	7	-	7
Liability presented at fair value	-	-	512	512

Total liabilities	$-	$7	$783	$790

	December 31, 2015
	Level 1	Level 2	Level 3	Total

Liabilities:
Contingent consideration related to acquisitions	$-	$-	$2,458	$2,458
Foreign exchange contracts	-	62	-	62
Liability presented at fair value	-	-	719	719

Total liabilities	$-	$62	$3,177	$3,239

The following table set forth the change of fair value measurements that are categorized within Level 3:

Total fair value as of January 1, 2016	$3,177
Cash settlements	(1,990)
Shares settlements	(224)
Revaluation of liability presented at fair value	(207)
Accretion of contingent payment obligations	(8)
Change in fair value of payment obligations	35

Total fair value as of December 31, 2016	$783